Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
May 31, 2023 (unaudited)
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—64.5%
		Automotive—1.3%
EUR 100,000		Goodyear Europe B.V., Sr. Unsecd. Note, REGS, 2.750%, 8/15/2028	$89,474
525,000		Volvo Car AB, Sr. Unsecd. Note, Series EMTN, 4.250%, 5/31/2028	529,607
		TOTAL	619,081
		Banking—9.7%
200,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 3/22/2171	178,998
$200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	183,354
250,000	[1]	Ally Financial, Inc., Jr. Sub. Note, Series C, 4.700%, 8/15/2171	163,581
EUR 100,000		Alpha Bank AE, Sub., 5.500%, 6/11/2031	94,854
$200,000	[1]	Argentum Netherlands B.V., Sub., 4.625%, 8/15/2171	171,092
200,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, REGS, 2.750%, 1/11/2026	183,500
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 9/27/2171	172,754
EUR 300,000		Bank of Ireland Group PLC, Sub. Note, Series EMTN, 1.375%, 8/11/2031	279,103
GBP 100,000		Bank of Ireland Group PLC, Sub., Series EMTN, 7.594%, 12/6/2032	120,953
$200,000	[1]	Barclays PLC, Jr. Sub. Note, 4.375%, 12/15/2071	132,720
400,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.625%, 8/25/2171	283,885
EUR 200,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	167,627
$175,000		CIT Group, Inc., Sub., 6.125%, 3/9/2028	173,930
EUR 400,000	[1]	Commerzbank AG, Jr. Sub. Note, 4.250%, 4/9/2171	313,589
200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2171	174,983
200,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	207,071
$200,000	[1]	DNB Bank ASA, Jr. Sub. Note, Series -, 4.875%, 11/12/2170	187,805
300,000	[1]	ING Groep N.V., Jr. Sub. Note, Series NC10, 4.250%, 5/16/2031	192,767
EUR 480,000	[1]	Intesa Sanpaolo SpA, Jr. Sub. Note, 4.125%, 8/27/2171	358,951
$200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500%, 11/21/2029	194,023
400,000	[1]	NatWest Markets plc, Jr. Sub. Note, 4.600%, 9/30/2171	282,135
400,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	274,023
EUR 200,000	[1]	UniCredit SpA, Jr. Sub. Note, Series EMTN, 3.875%, 6/3/2027	155,098
		TOTAL	4,646,796
		Basic Industries—9.1%
$325,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 4.125%, 3/31/2029	292,918
400,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	320,564
400,000		Cemex SAB de CV, REGS, 3.875%, 7/11/2031	332,819
95,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 4.950%, 6/1/2043	79,443
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	42,726
40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 7.000%, 3/15/2027	39,026
EUR 100,000		Graphic Packaging International Corp., Sr. Unsecd. Note, REGS, 2.625%, 2/1/2029	93,488
100,000		Graphic Packaging International, LLC, Unsecd. Note, 144A, 2.625%, 2/1/2029	93,488
$200,000		GUSAP III, LP, Sr. Unsecd. Note, REGS, 4.250%, 1/21/2030	181,461
320,000		Huntsman International LLC, Sr. Unsecd. Note, 2.950%, 6/15/2031	256,009
EUR 200,000		Nexans SA, Sr. Unsecd. Note, 5.500%, 4/5/2028	217,825
$191,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	157,070
110,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	97,723
EUR 100,000		Novelis Sheet Ingot Gmbh, Sr. Unsecd. Note, REGS, 3.375%, 4/15/2029	92,703
300,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, REGS, 5.375%, 10/1/2029	230,925

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industries—continued
$400,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	$316,506
EUR 100,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.625%, 3/15/2028	94,372
300,000	[1]	Solvay S.A., Jr. Sub. Note, 2.500%, 3/2/2172	287,802
$400,000		SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	332,413
200,000		Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	160,214
$450,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	357,304
286,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.125%, 8/1/2030	266,367
		TOTAL	4,343,166
		Capital Goods—9.2%
200,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	155,676
EUR 100,000		Ardagh Metal Packaging, Sr. Unsecd. Note, REGS, 3.000%, 9/1/2029	78,419
GBP 600,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	603,171
$725,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	599,847
EUR 100,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	95,539
300,000		Berry Global, Inc., Term Loan—1st Lien, REGS, 1.000%, 1/15/2025	303,789
400,000		Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	409,731
$250,000		Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	198,363
400,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	317,380
EUR 100,000		Rexel S.A., Sr. Unsecd. Note, 2.125%, 12/15/2028	92,443
$475,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	434,095
EUR 102,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	105,350
350,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, REGS, 2.125%, 6/18/2025	361,497
400,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.000%, 9/22/2033	318,986
100,000		Trivium Packaging Finance BV, Sec. Fac. Bond, REGS, 3.750%, 8/15/2026	97,270
300,000		Verallia, Sr. Unsecd. Note, 1.875%, 11/10/2031	261,100
		TOTAL	4,432,656
		Consumer Cyclicals—0.5%
250,000		LKQ European Holdings B.V., Sr. Unsecd. Note, REGS, 4.125%, 4/1/2028	263,551
		Consumer Goods—1.9%
200,000		Arcelik AS, Sr. Unsecd. Note, 3.000%, 5/27/2026	188,661
GBP 200,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.125%, 7/1/2027	234,957
$100,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	84,177
83,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	70,346
368,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	322,586
		TOTAL	900,727
		Consumer Non-Cyclical—1.8%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	429,122
542,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	448,825
		TOTAL	877,947
		Energy—3.1%
300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	267,863
GBP 100,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	111,321
$100,000		DCP Midstream Operating LP, Sr. Unsecd. Note, 5.375%, 7/15/2025	98,987
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	219,208
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	25,757
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	279,030
39,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 2/1/2030	40,406
84,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	76,979

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy—continued
$387,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	$379,718
		TOTAL	1,499,269
		Financial Services—0.5%
230,000	[1]	Barclays Bank plc, Jr. Sub. Deb., 6.278%, 12/15/2071	219,750
		Health Care—5.0%
519,000		Centene Corp., 2.500%, 3/1/2031	415,815
50,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	40,114
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2168	196,144
100,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 6.750%, 7/24/2171	106,762
480,000		Grifols Escrow Issuer SA, Sr. Unsecd. Note, REGS, 3.875%, 10/15/2028	426,585
$360,000		HCA, Inc., Sec. Fac. Bond, 144A, 3.125%, 3/15/2027	333,332
50,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	33,686
EUR 700,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	632,466
$249,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	215,021
		TOTAL	2,399,925
		Insurance—1.4%
GBP 325,000		Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 10/26/2170	320,159
EUR 200,000	[1]	UnipolSai Assicurazioni SpA, Jr. Sub. Note, 6.375%, 4/27/2171	177,148
$200,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000%, 4/19/2051	157,406
		TOTAL	654,713
		Media—2.9%
EUR 300,000		Altice France Holding SA, Sr. Unsecd. Note, REGS, 4.000%, 2/15/2028	157,128
100,000		Lagardere S.C.A., Sr. Unsecd. Note, 1.750%, 10/7/2027	104,169
550,000		Netflix, Inc., Sr. Unsecd. Note, REGS, 3.625%, 6/15/2030	562,767
$230,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	193,382
EUR 100,000		VZ Vendor Financing B.V., Sr. Unsecd. Note, REGS, 2.875%, 1/15/2029	79,488
391,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	299,258
		TOTAL	1,396,192
		Packaging—0.7%
100,000		Ardagh Metal Packaging, Sec. Fac. Bond, REGS, 2.000%, 9/1/2028	88,647
$67,000		Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	63,664
200,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	176,009
		TOTAL	328,320
		Real Estate—1.4%
EUR 300,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	256,911
$200,000		Country Garden Holdings Co., 5.125%, 1/17/2025	93,658
124,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2031	105,715
100,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2030	89,682
GBP 100,000		MPT Operating Partnership LP / MPT Finance Corp., Sr. Unsecd. Note, 3.692%, 6/5/2028	84,589
EUR 300,000	[1]	Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Note, 2.625%, 3/14/2172	65,737
		TOTAL	696,292
		Retail—0.7%
GBP 200,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	222,667
$100,000		Marks & Spencer PLC, Sr. Unsecd. Note, REGS, 7.125%, 12/1/2037	93,815
		TOTAL	316,482
		Services—0.2%
EUR 133,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, REGS, 2.375%, 3/1/2028	112,459

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology & Electronics—1.5%
$100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	$93,802
150,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 2.500%, 5/11/2031	122,409
69,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 3.400%, 5/1/2030	61,457
209,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 4.125%, 1/15/2031	170,563
310,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.091%, 6/1/2029	268,281
		TOTAL	716,512
		Telecommunications—7.8%
EUR 300,000	[1]	At&t Inc.—OLD, Jr. Sub. Note, Series B, 2.875%, 3/2/2025	295,819
100,000		Cellnex Telecom S.A., Conv. Bond, Series CLNX, 0.750%, 11/20/2031	84,512
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, 1.875%, 6/26/2029	90,964
300,000		Iliad SA, Sr. Secd. Note, 1.875%, 2/11/2028	274,067
300,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	271,375
200,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	188,901
$223,000		Level 3 Financing, Inc., 10.5%, 5/15/2030	212,120
EUR 300,000		LorcaTelecom Bondco, Term Loan—1st Lien, REGS, 4.000%, 9/18/2027	291,810
$200,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	149,944
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 4/15/2171	291,375
100,000		Sprint Corp., Sr. Unsecd. Note, 7.875%, 9/15/2023	100,388
72,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	57,937
300,000		T-Mobile USA, Inc., 3.300%, 2/15/2051	207,618
325,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	273,849
EUR 100,000		Telecom Italia SpA, Sr. Unsecd. Note, Series EMTN, 2.750%, 4/15/2025	100,744
600,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376%, 5/12/2171	500,776
$200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	186,780
GBP 149,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, REGS, 4.500%, 7/15/2031	137,616
		TOTAL	3,716,595
		Utilities—5.8%
$207,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	165,898
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	184,237
150,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 1/15/2032	123,805
443,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	372,243
EUR 300,000	[1]	Enel SpA, Jr. Sub. Note, Series 9.5Y, 1.875%, 9/8/2171	231,431
400,000		Energias de Portugal SA, Jr. Sub. Note, Series NC8, 1.875%, 3/14/2082	327,041
$191,000		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	163,210
EUR 151,000		Orsted A/S, Sub., 1.750%, 12/9/3019	137,193
GBP 149,000		Orsted A/S, Sub., Series GBP, 2.500%, 2/18/3021	124,866
$550,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	494,379
EUR 500,000	[1]	Veolia Environnement SA, Jr. Sub. Note, Series 0, 2.500%, 4/20/2171	439,137
		TOTAL	2,763,440
		TOTAL CORPORATE BONDS (IDENTIFIED COST $36,199,143)	30,903,873
		U.S. TREASURIES—28.7%
$5,475,500		United States Treasury Note, 0.250%, 3/15/2024	5,267,207
5,020,200		United States Treasury Note, 0.250%, 8/31/2025	4,589,604
4,000,000		United States Treasury Note, 2.250%, 4/30/2024	3,891,358
		TOTAL U.S. TREASURIES (IDENTIFIED COST $13,696,350)	13,748,169

Foreign Currency Par Amount or Principal Amount		Value in U.S. Dollars
	FOREIGN GOVERNMENT/AGENCY—1.0%
	Sovereign—1.0%
GBP 400,000	United Kingdom, Government of, Unsecd. Note, 0.125%, 1/31/2024 (IDENTIFIED COST $445,077)	$483,051
	TOTAL INVESTMENT IN SECURITIES—94.2% (IDENTIFIED COST $50,340,570)	45,135,093
	OTHER ASSETS AND LIABILITIES - NET—5.8%[2]	2,802,475
	TOTAL NET ASSETS—100%	$47,937,568
At May 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	7	$1,440,797	September 2023	$(3,395)
United States Treasury Notes Ultra Bond Long Futures	4	$547,500	September 2023	$8,738
Short Futures:
United States Treasury Notes 10-Year Short Futures	1	$114,469	September 2023	$(237)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$5,106
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,185,178 and $1,382,133, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At May 31, 2023, the Fund had the following open swap contracts:
Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2023[3]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	Cellnex Telecom SA	Sell	5.00%	6/20/2028	1.84	$50,000	$7,416	$7,067	$349
Goldman Sachs	Faurecia	Sell	5.00%	6/20/2028	3.52	$130,000	$8,342	$9,506	$(1,164)
Goldman Sachs	Faurecia	Sell	5.00%	6/20/2028	3.52	$100,000	$6,417	$7,313	$(896)
Goldman Sachs	Volvo	Sell	5.00%	6/20/2028	3.07	$50,000	$4,265	$6,017	$(1,752)
JPMorgan	Cellnex Telecom SA	Sell	5.00%	6/20/2028	1.84	$100,000	$14,832	$13,902	$930
JPMorgan	Faurecia	Sell	5.00%	6/20/2028	3.52	$100,000	$6,417	$6,165	$252
Morgan Stanley	Ally Financial, Inc.	Sell	5.00%	6/20/2028	3.02	$78,000	$6,314	$6,382	$(68)
Morgan Stanley	Anglo American PLC	Sell	5.00%	6/20/2028	1.82	$175,000	$26,067	$28,247	$(2,180)
Morgan Stanley	Arcelor Mittal SA	Sell	5.00%	6/20/2028	2.39	$200,000	$23,933	$27,890	$(3,957)
Morgan Stanley	Cleveland- Cliffs, Inc.	Sell	5.00%	6/20/2028	3.41	$220,000	$14,300	$17,257	$(2,957)
Morgan Stanley	Dell, Inc.	Sell	1.00%	6/20/2028	1.26	$500,000	$(5,931)	$(8,164)	$2,233
Morgan Stanley	Ford Motor Co.	Sell	5.00%	6/20/2028	3.14	$485,000	$36,336	$33,426	$2,910
Morgan Stanley	General Motors Co.	Sell	5.00%	6/20/2028	1.94	$507,000	$66,284	$59,444	$6,840

Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2023[3]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Goodyear Tire & Rubber Co.	Sell	5.00%	6/20/2028	3.28	$225,000	$15,834	$7,164	$8,670
Morgan Stanley	Hess Corp.	Sell	1.00%	6/20/2028	1.24	$100,000	$(1,127)	$(805)	$(322)
Morgan Stanley	Iron Mountain, Inc.	Sell	5.00%	6/20/2028	1.94	$91,000	$11,738	$11,288	$450
Morgan Stanley	KB Home	Sell	5.00%	12/20/2027	1.73	$520,000	$67,166	$13,570	$53,596
Morgan Stanley	Lumen Technologies, Inc.	Sell	1.00%	12/20/2027	52.24	$25,000	$(13,922)	$(4,281)	$(9,641)
Morgan Stanley	Markit CDX North America High Yield Index Series 40	Sell	5.00%	6/20/2028	4.75	$9,220,000	$100,041	$21,019	$79,022
Morgan Stanley	Nokia Oyj	Sell	5.00%	6/20/2028	1.48	$475,000	$79,702	$85,303	$(5,601)
Morgan Stanley	NRG Energy, Inc.	Sell	5.00%	6/20/2028	3.43	$310,000	$19,501	$12,896	$6,605
Morgan Stanley	Rexel SA	Sell	5.00%	6/20/2028	2.15	$200,000	$26,518	$25,341	$1,177
Morgan Stanley	Schaeffler AG	Sell	5.00%	6/20/2028	2.08	$310,000	$41,718	$44,349	$(2,631)
Morgan Stanley	Stellantis N.V.	Sell	5.00%	6/20/2028	1.73	$425,000	$65,402	$67,783	$(2,381)
Morgan Stanley	Telecom Italia SpA	Sell	1.00%	6/20/2028	4.06	$200,000	$(26,312)	$(27,454)	$1,142
Morgan Stanley	Tenet Healthcare Corp.	Sell	5.00%	12/20/2027	2.91	$358,000	$29,000	$12,230	$16,770
Morgan Stanley	Toll Brothers, Inc.	Sell	1.00%	12/20/2027	1.26	$335,000	$(3,559)	$(25,495)	$21,936
Morgan Stanley	Valeo	Sell	1.00%	6/20/2028	3.01	$370,000	$(33,153)	$(26,279)	$(6,874)
Morgan Stanley	Virgin Media Finance PLC	Sell	5.00%	6/20/2028	4.88	$381,000	$1,935	$9,059	$(7,124)
TOTAL CREDIT DEFAULT SWAPS							$595,474	$440,140	$155,334
The average notional amount of credit default swap contracts held by the Fund throughout the period was $14,846,240. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At May 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/21/2023	JP Morgan	125,000 EUR	$134,811	$(1,030)
6/21/2023	State Street Bank	200,000 EUR	$216,546	$(2,496)
Contracts Sold:
6/21/2023	JP Morgan	162,000 EUR	$177,146	$3,766
6/21/2023	JP Morgan	150,000 EUR	$163,439	$2,902
6/21/2023	State Street Bank	5,925,000 EUR	$6,391,499	$50,283
6/21/2023	State Street Bank	5,925,000 EUR	$6,391,499	$50,283
6/21/2023	State Street Bank	300,000 EUR	$331,254	$10,179

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
6/21/2023	State Street Bank	250,000 EUR	$271,207	$3,645
6/21/2023	State Street Bank	100,000 EUR	$108,090	$1,065
6/21/2023	State Street Bank	2,100,000 GBP	$2,557,802	$(55,702)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$62,895
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $171,000 and $160,961, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities-Net.”
1
Perpetual Bond Security. The maturity date reflects the next call date.
2
Assets, other than investments in securities, less liabilities.
3
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser's valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser's affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$30,903,873	$—	$30,903,873
Foreign Government/Agency	—	483,051	—	483,051
U.S. Treasuries	—	13,748,169	—	13,748,169
TOTAL SECURITIES	$—	45,135,093	$—	$45,135,093
Other Financial Instruments:
Assets
Futures	$8,738	$—	$—	$8,738
Foreign Exchange Contracts	—	122,123	$—	122,123
Swap Contracts	—	684,895	—	684,895
Liabilities
Futures	$(3,632)	$—	$—	$(3,632)
Foreign Exchange Contracts	—	(59,228)	—	(59,228)
Swap Contracts	—	(84,004)	—	(84,004)
TOTAL OTHER FINANCIAL INSTRUMENTS	$5,106	$663,786	$—	$668,892
The following acronym(s) are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
OTC	—Over-the-Counter